UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           31 December 2005

Check here if Amendment [ X ]; Amendment Number: 2
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      F&C Asset Management plc
Address:                   80 George Street, Edinburgh EH2 3BU
                           Scotland, UK



Form 13F File Number:      028-11312


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Eric Mackay
Title:      Head of Audit, Risk and Compliance
Phone:      44 131 465 1000

Signature, Place, and Date of Signing:

/s/ Eric Mackay                      Edinburgh, UK                  Feb 2, 2006
-------------------------       ------------------------          --------------
   [Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 1

Form 13F Information Table Value Total:                 $29,326
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE
               Name of Reporting Manager: F&C Asset Management plc

Column 1                Column 2         Column 3   Column 4       Column 5          Column 6     Column 7         Column 8

                          Title
                           of             CUSIP       Value       Amount and         Investment    Other        Voting Authority
Name of Issuer            Class           Number     ($1,000)   Type of Security     Discretion   Managers         (Shares)

                                                              Shares or
                                                              Principal    SH/ PUT/
                                                               Amount      PRN CALL                            Sole     Shared  None

ST PAUL TRAVELER INC     COM            79286108    29,326     657,550     SH        sole            n/a      657,550
